INVESTMENTS - Fair Value of AFS Debt Securities by Contractual Maturity Date (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Debt Maturities
Total amortized cost	$ 299,600	$ 296,920
Total fair value	298,511	297,418
Mortgage-backed securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	114	44
After 1 but within 5 years, amortized cost	1,408	931
After 5 but within 10 years, amortized cost	1,750	1,362
After 10 years, amortized cost	42,846	42,163
Total amortized cost	46,118	44,500
Fair value, due within 1 year	114	44
Fair value, after 1 but within 5 years	1,411	935
Fair value, after 5 but within 10 years	1,751	1,387
Fair value, after 10 years	42,995	42,642
Total fair value	46,271	45,008
U.S. Treasury and federal agency securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	3,016	13,070
After 1 but within 5 years, amortized cost	107,034	104,982
After 5 but within 10 years, amortized cost	12,786	2,286
After 10 years, amortized cost	355	3,079
Total amortized cost	123,191	123,417
Fair value, due within 1 year	3,014	13,084
Fair value, after 1 but within 5 years	106,878	105,131
Fair value, after 5 but within 10 years	12,684	2,325
Fair value, after 10 years	339	3,150
Total fair value	122,915	123,690
State and municipal securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	3,289	652
After 1 but within 5 years, amortized cost	1,781	4,387
After 5 but within 10 years, amortized cost	502	524
After 10 years, amortized cost	6,527	7,963
Total amortized cost	12,099	13,526
Fair value, due within 1 year	3,287	651
Fair value, after 1 but within 5 years	1,781	4,381
Fair value, after 5 but within 10 years	516	537
Fair value, after 10 years	5,875	7,130
Total fair value	11,459	12,699
Foreign government
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	26,322	31,355
After 1 but within 5 years, amortized cost	44,801	41,913
After 5 but within 10 years, amortized cost	18,935	16,008
After 10 years, amortized cost	2,326	973
Total amortized cost	92,384	90,249
Fair value, due within 1 year	26,329	31,382
Fair value, after 1 but within 5 years	44,756	42,467
Fair value, after 5 but within 10 years	18,779	15,779
Fair value, after 10 years	2,337	1,069
Total fair value	92,201	90,697
All other
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	1,930	1,248
After 1 but within 5 years, amortized cost	12,748	10,442
After 5 but within 10 years, amortized cost	7,867	7,282
After 10 years, amortized cost	3,263	6,256
Total amortized cost	25,808	25,228
Fair value, due within 1 year	1,931	1,251
Fair value, after 1 but within 5 years	12,762	10,535
Fair value, after 5 but within 10 years	7,782	7,318
Fair value, after 10 years	3,190	6,220
Total fair value	$ 25,665	$ 25,324